BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Business Combination Abstract
BUSINESS COMBINATION
NOTE 3 – BUSINESS COMBINATION

Acquisition in Sweden

In February 2021 the Company acquired 51% of the outstanding shares of Quality Detection Dogs Sweden AB (“QDD”). The purpose of the acquisition was to have a company with experience in training detection dogs in order to train dogs to detect explosive materials. Consideration of the acquisition was 1,250 SEK ($150 as of the purchase date), payment was done at closing.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair value.

The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Current assets	140	17
Goodwill	1,178	146
Total identifiable assets acquired	1,318	163

Current liabilities	68	13
Total liabilities assumed	68	13

	1,250	150

Goodwill associated with the acquisition of QDD was 1,178 SEK ($139 as of December 31, 2021) and deductible for income tax purposes. The goodwill consists principally of the expectations of future earnings and profits from expanding this business. In December 2021, the Company evaluated the goodwill and concluded the goodwill should be fully impaired (see note 8).